COMMITMENTS AND CONTINGENCIES - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	May 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Restricted Cash and Cash Equivalents Items [Line Items]
Additions		$ 10,426	$ 77
MK II FLNG
Restricted Cash and Cash Equivalents Items [Line Items]
Investment company, committed capital		$ 149,200
MK II FLNG | Maximum
Restricted Cash and Cash Equivalents Items [Line Items]
Investment company, committed capital			$ 328,500
Fuji LNG
Restricted Cash and Cash Equivalents Items [Line Items]
Additions	$ 77,500
Purchase commitment, remaining minimum amount committed	$ 62,000